                             [COLONIAL FUNDS LOGO]

================================================================================

                                    COLONIAL
                            TAX-EXEMPT INSURED FUND

================================================================================

                                 ANNUAL REPORT

                               NOVEMBER 30, 1995

                  COLONIAL TAX-EXEMPT INSURED FUND HIGHLIGHTS
                      DECEMBER 1, 1994 - NOVEMBER 30, 1995

Investment Objective: Colonial Tax-Exempt Insured Fund seeks as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in insured municipal bonds.

THE FUND IS DESIGNED TO OFFER:

  + High monthly tax-free income
  + Long-term appreciation
  + Diversification
  + Insured "AAA" quality holdings

PORTFOLIO MANAGER COMMENTARY: "As interest rates declined over the last 12 months, the narrowing `yield spread' between higher and lower quality bonds gave investors incentive to upgrade their investments by purchasing insured bonds similar to those held in your Fund's portfolio."

                  COLONIAL TAX-EXEMPT INSURED FUND PERFORMANCE

                                                CLASS A          CLASS B
Inception date                                 11/20/85           5/5/92

Distributions declared per share*                $0.423           $0.364

SEC yield on 11/30/95**                            4.28%            3.74%

Taxable-equivalent SEC yield***                    7.09%            6.19%

12-month total returns, assuming reinvest-
ment of all distributions and no sales charge
or contingent deferred sales charge (CDSC)        18.55%           17.68%

Net asset value per share at 11/30/95            $ 8.38           $ 8.38

*A portion of the Fund's income may be subject to the alternative minimum tax. **The 30-day SEC yield on November 30, 1995 reflects the portfolio's earning power, net of expenses, expressed as an annualized percentage of the maximum offering price per share at the end of the period.
***Taxable-equivalent SEC yield is based on the maximum federal income tax rate of 39.6%.

MATURITY BREAKDOWN
(as of 11/30/95)

1 - 3 years.............................................    1.9%
3 - 5 years.............................................    3.1%
5 - 7 years.............................................    4.9%
7 - 10 years............................................    1.0%
10 - 15 years...........................................    8.3%
15 - 20 years...........................................   27.5%
20 - 25 years...........................................   25.3%
25+ years...............................................   25.4%
Cash and equivalents....................................    2.6%

Because the Fund is actively managed, maturity weightings will change.

                              PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

           [PHOTO OF JOHN A. McNEICE, JR. IN UPPER LEFT-HAND CORNER]

Conditions in the municipal bond market were quite favorable during the 12 months ended November 30, 1995. Those investors who stayed the course through 1994's difficult environment were amply rewarded.

The impasse between President Clinton and the Congress over the federal government's debt ceiling produced some volatility in the fixed-income markets. The tax-exempt market has been focusing on this issue as well. However, tax reform, including the flat tax proposal, may have much larger implications for this market.

While these political issues have commanded our attention, it must be pointed out that, over the past 12 months, the positive impact of declining interest rates overcame almost all of the market's other concerns. This favorable trend reflects what we believe to be the Federal Reserve Board's success at slowing the economy and keeping inflation under control. The federal government's stated resolve to balance the budget added further downward momentum to interest rates.

With this update, I encourage you to read the following report on your Fund, including an interview with the Fund's Portfolio Manager. We appreciate the opportunity to help you meet your investment goals.

Respectfully,

/s/ JOHN A. McNEICE, JR.
------------------------
John A. McNeice, Jr.
President
January 12, 1996

                           PORTFOLIO MANAGEMENT REPORT

William Loring is a Vice President of Colonial Management Associates, Inc., and Portfolio Manager of Colonial Tax-Exempt Insured Fund and four other Colonial tax-exempt funds.

What was your investment strategy during the period? "In conformance with the Fund's objective, we maintained our emphasis on insured municipal bonds -- bonds rated AAA by the major bond rating agencies, the highest quality rating available. We extended the Fund's duration from the beginning to the end of the fiscal year, a move that helped the Fund participate in a bond market rally during the period. Duration measures a portfolio's sensitivity to interest rate changes. The higher the duration, the greater the gains when interest rates move lower."

Did your strategy have a positive or negative impact on performance? "Our strategy had a positive impact on performance -- the Fund's total return for Class A shares was 18.55%, based on net asset value. With this strong return, the Fund only modestly underperformed the Lehman Brothers Municipal Bond Index, a broad based, unmanaged Index that tracks the performance of the municipal bond market. The return for the Index was 18.90%. Even with the Fund's higher average quality rating, its performance compares well against the Index because we extended duration to allow better participation in the rally."

What influenced the Fund's performance during the period? "Congress' focus on tax reform put some negative pressure on municipal bond prices. However, the event that exerted the most influence on the performance of municipal bonds was the downward movement in interest rates. From the beginning to the end of the period, long-term interest rates declined by 1.87 percentage points, from 8.01% to 6.14%.

The Fund was well positioned for the overall trend toward declining interest rates that prevailed during the fiscal year. As rates declined, the `yield gap' -- the difference between yields available from higher quality and lower quality bonds -- narrowed. This created an opportunity to purchase higher quality bonds, like those in your Fund's portfolio, at appealing prices."

What is your outlook for the tax-exempt bond market? "We believe that if economic growth remains moderate and inflation stays under control, interest rates may continue to decline in the months ahead. Tax reform will remain a source of concern. However, barring a radical change in the tax code, municipal bonds should continue to provide investors with attractive yields and total returns."

            Colonial Tax-Exempt Insured Fund Investment Performance
              Change in Value of $10,000 from 11/85 - 11/95 Based
        on Net Asset Value and Maximum Offering Price for Class A Shares

 MOP                                 NAV                                  Lehman
--------------------------------------------------------------------------------
 9525                               10000                                  10000
 9761                               10247                                  10088
10870                               11412                                  11110
10700                               11233                                  11041
11139                               11694                                  11635
11534                               12110                                  12037
11799                               12388                                  12328
11157                               11713                                  11993
10767                               11304                                  11695
11270                               11832                                  12217
11653                               12234                                  12638
11872                               12464                                  12882
12208                               12816                                  13213
12515                               13140                                  13457
12627                               13257                                  13547
13252                               13913                                  14349
13247                               13907                                  14358
13664                               14345                                  14909
13714                               14398                                  14975
14001                               14700                                  15325
13977                               14674                                  15334
14533                               15258                                  15996
14846                               15586                                  16358
15164                               15920                                  16706
15666                               16447                                  17356
16235                               17044                                  17939
16234                               17044                                  17993
16793                               17630                                  18675
17168                               18025                                  19171
17445                               18315                                  19520
18104                               19007                                  20244
18617                               19546                                  20907
19174                               20131                                  21613
19356                               20321                                  21916
18281                               19192                                  20713
18436                               19356                                  20943
18499                               19422                                  21086
18167                               19073                                  20783
19482                               20453                                  22253
19691                               20673                                  22790
20169                               21175                                  23445
21039                               22088                                  24180

A $10,000 investment in Class B shares made on 5/5/92 at net asset value (NAV) would have been valued at $12,534 on 11/30/95. The same investment based on CDSC would have grown to $12,234 on 11/30/95.

 Average Annual Total Returns as of December 31, 1995 (most recent quarter end)

--------------------------------------------------------------------------------
                            CLASS A SHARES                   CLASS B SHARES
INCEPTION                      11/20/85                          5/5/92
                          NAV             MOP             NAV             w/CDSC
--------------------------------------------------------------------------------
1 year                   17.38%          11.81%          16.52%           11.52%
--------------------------------------------------------------------------------
5 years                   7.97%           6.92%            --               --
--------------------------------------------------------------------------------
10 years                  8.13%           7.60%            --               --
--------------------------------------------------------------------------------
Since inception           8.30%           7.78%           6.74%            6.04%
--------------------------------------------------------------------------------

The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. The performance of the Index does not reflect fees or expenses associated with an actual investment.

Past performance cannot predict future results. Return and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. NAV return does not include sales charges or CDSC. MOP return includes the maximum sales charge of 4.75%. The CDSC return reflects the maximum charge of 5.00% for one year and 3.00% since inception.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

INVESTMENT PORTFOLIO/NOVEMBER 30, 1995
(in thousands)

MUNICIPAL BONDS  - 97.9%                     CURRENCY         PAR        VALUE
--------------------------------------------------------------------------------
EDUCATION - 8.9%
AL State Higher Education Loan Corp.,
  Series 1994-C,
    5.850%     09/01/04 (a)                   $            $ 1,000       $ 1,049
IL Chicago Board of Education,
 General Obligation Lease Certificates,
  Series 1992-A,
    6.250%     01/01/15                       $              6,000         6,533
IL State University,
  Auxiliary Facilities System Series 1993,
    5.750%     04/01/14                       $              1,350         1,358
MA Health and Education Facilities:
  Harvard University,
    6.250%     04/01/20                       $              6,760         7,605
Northeastern University:
  Series 1988-B,
    7.600%     10/01/10                       $              1,000         1,104
  Series E,
    6.550%     10/01/22                       $              1,500         1,626
NH Higher Education and Health Facilities,
 University Systems of New Hampshire,
  Series 1992,
    6.250%     07/01/20                       $              2,000         2,093
NY State Dormitory Authority,
  Series 1993-A,
    6.000%     07/01/20                       $              3,000         3,232
PA State Higher Education Facilities
  Authority, Temple University, Series 1,
    6.500%     04/01/21                       $                250           264
UT State Municipal Finance Co-Operative
  Local Government, Pooled Capital
  Improvement,
    6.800%     05/01/12                       $              1,000         1,092
                                                                         -------
                                                                          25,956
                                                                         -------

--------------------------------------------------------------------------------
GENERAL OBLIGATION - 10.3%
AZ Maricopa County School District,
  Number 8 Osborn,
    7.500%     07/01/08 (a)                   $               1,235         1,519
AZ Mohave County Unified High School
  District, Series B,
    8.500%     07/01/06 (a)                   $                250           327
DC District of Columbia,
  Series 1993-B1,
    5.500%     06/01/09                       $              1,000         1,006

Investment Portfolio/November 30, 1995

--------------------------------------------------------------------------------
GA Columbia County School District,
  Series A,
    6.750%     04/01/08 (a)                     $            1,695       $ 1,973
IL Chicago Series A-2,
    6.250%     01/01/14 (b)                     $            4,000         4,260
IL Chicago Board of Education,
  Lease Certificates, Series 1992-A,
    6.000%     01/01/20                         $            2,000         2,107
IL Decatur,
    6.900%     10/01/14                         $              250           268
IL State Dedicated Tax,
  Civic Center, Series A,
    7.000%     12/15/13                         $              200           216
IN Whitko Middle School,
  Corporation First Mortgage, Series 1991,
    6.750%     07/15/12                         $            1,000         1,081
LA State, Series 1991,
    (c)        09/01/16                         $            2,000           607
MD Baltimore:
    7.000%     10/15/08                         $              300           358
    7.000%     10/15/09 (d)                     $            1,055         1,258
MI Big Rapids Public School District,
    5.625%     05/01/25                         $            2,725         2,725
MI Brighton Area School District,
  Series II,
    (c)        05/01/17                         $           10,340         3,115
MI Mona Shores School District,
    5.500%     05/01/14                         $            2,000         2,010
NV Las Vegas-Clark
  County Library District,
    7.500%     02/01/02 (d)                     $            1,000         1,147
PA Philadelphia School District, Series B,
    5.500%     09/01/25                         $            5,000         4,925
WA Bellevue Convention Center Authority,
    (c)        02/01/24                         $            5,000         1,000
                                                                         -------
                                                                          29,902
                                                                         -------

--------------------------------------------------------------------------------
HEALTH - 11.4%
HOSPITALS - 10.6%
AZ Scottsdale Industrial Development
  Authority, Scottsdale Memorial Hospital,
  Series 1987-A,
    8.500%     09/01/17                         $              500           544
FL Dunedin Hospital, Mease Health Care,
    6.750%     11/15/11                         $              100           114
IL Health Facilities Authority:
  Methodist Health Services Corp.:
  Series 1985-G,
    8.000%     08/01/15                         $              965         1,069

Investment Portfolio/November 30, 1995

--------------------------------------------------------------------------------
MUNICIPAL BONDS  - CONT.                      CURRENCY       PAR         VALUE
--------------------------------------------------------------------------------
HEALTH - CONT.
HOSPITALS - CONT.
  Series 1992-B, RIB (variable rate),
    9.467%     05/01/21                         $          $   500       $   578
Rockford Memorial Hospital, Series B,
    6.750%     08/15/18                         $               50            54
MA Health and Education Facilities:
  McLean Hospital, Series C,
    6.625%     07/01/15                         $              500           543
  New England Deaconess Hospital,
  Series D,
    6.875%     04/01/22                         $            2,500         2,741
  North Shore Medical Center, Series A,
    5.625%     07/01/14                         $           10,000        10,175
  Valley Regional Health System,
  Series C,
    7.000%     07/01/08 (d)                     $            1,585         1,837
MS State Hospital Equipment and
  Facilities Authority,
  Rush Medical Foundation Project,
    6.700%     01/01/18                         $              250           266
NV Reno Hospital, St. Mary's Regional
  Medical Center, Series 1991-A,
    6.700%     07/01/21                         $            1,000         1,082
OK State Industrial Authority:
  Baptist Medical Center:
  Series A,
    7.000%     08/15/14                         $              150           161
  Series C,
    7.000%     08/15/04 (a)                     $            1,500         1,723
TN Knox City Health, Education and
  Housing Facilities,
    5.250%     01/01/15                         $            5,000         4,881
TX Harris County Health Facilities
  Development Corp.,
  Texas Children's Hospital, Series A,
    7.000%     10/01/19                         $               50            56
WI State Health & Education
  Facilities Authority:
  Bellin Memorial Hospital,
    6.625%     02/15/08 (a)                     $            1,000         1,147
  Milwaukee Regional Medical Center:
  Series 1990,
    7.500%     08/01/11                         $            1,000         1,101
  Series 1992,
    6.500%     08/01/13                         $            1,500         1,584

                     Investment Portfolio/November 30, 1995

--------------------------------------------------------------------------------
  Waukesha Memorial Hospital, Series 1990-B,
    7.250%     08/15/19                        $           1,000       $ 1,101
                                                                       -------
                                               $                        30,757
                                                                       -------
NURSING HOME - 0.8%
WA State Housing Finance Commission,
  Franciscan Elder Care, Series 1991,
    6.875%     01/01/21                        $           2,250         2,416
                                                                       -------

--------------------------------------------------------------------------------
HOUSING - 3.8%
MULTI - FAMILY - 1.0%
KY Housing Corp.,
  Multi-Family Mortgage, Series 1985-A,
    8.875%     07/01/19                                      235           240
MA State Housing Finance Agency,
  Series A,
    6.400%     01/01/09                                    2,000         2,115
MD Howard County Medical Mortgage
  Heartlands Elderly Apartments,
  Series 1985,
    8.875%     12/01/10                                      495           527
                                                                       -------
                                                                         2,882
                                                                       -------

SINGLE - FAMILY - 2.8%
AK State Housing Finance Corp.,
  Series 1990-A2,
    7.000%     12/01/11                                       235           251
FL Brevard County Housing Finance Authority,
  Series C,
    7.000%     09/01/23                                        40            42
FL Duval County Housing Finance Authority
  Single Family Mortgage Series 1991,
    7.350%     07/01/24                                       860           916
IL Onterie Center Housing Finance
  Mortgage Revenue Bonds, Onterie Center,
  Series 1992-A,
    7.050%     07/01/27                                     2,000         2,123
MA State Housing Finance Agency,
  Series 21,
    7.125%     06/01/25                                     1,310         1,387
  MS Housing Finance Corp.,
    8.250%     10/15/18                                     3,170         3,356
  NM Mortgage Finance Authority,
  Series 1985-A,
    9.250%     07/01/12                                         5             5
                                                                        -------
                                                                          8,080
                                                                        -------

                     Investment Portfolio/November 30, 1995

--------------------------------------------------------------------------------
MUNICIPAL BONDS  - CONT.                                       PAR         VALUE
--------------------------------------------------------------------------------
POLLUTION CONTROL REVENUE - 2.4%
FL Hollywood Water & Sewer Revenue,
    6.750%     10/01/11                        $                50       $    57
FL State Municipal Power Agency,
  Series 1993,
    5.100%     10/01/25                        $             5,000         4,713
NY New York Energy Research & Development
  Adjusted Gas Facilities,
  Brooklyn Union Gas Company, Series 1989-B,
    6.750%     02/01/24                        $             2,000         2,145
                                                                         -------
                                                                           6,915
                                                                         -------

--------------------------------------------------------------------------------
PUBLIC FACILITIES IMPROVEMENT - 3.4%
AL Birmingham Jefferson Civil Center
  Authority Special Tax, Series 1992,
    5.500%     09/01/14                                      2,500         2,503
CA Fairs Financing Authority,
  Series 1991,
    6.500%     07/01/11                                      1,300         1,388
FL Gulf Breeze,
  Local Government Loan Program,
  Series 1985-B,
    8.000%     12/01/15                                      1,000         1,122
MI Municipal Bond Authority, Local
  Government Loan Program:
  Series 1991-C,
    (c)        06/15/15                                      3,380         1,141
  Series G,
    (c)        05/01/18                                      2,000           565
SC State Port Authority,
  Series 1991,
    6.750%     07/01/21                                      3,000         3,221
WV School Building Authority, Capital
  Import Revenue Bonds, Series 1990-B,
    6.750%     07/01/17                                         75            80
                                                                         -------
                                                                          10,020
                                                                         -------

--------------------------------------------------------------------------------
PUBLIC INFRASTRUCTURE - 7.2%
  Airports - 6.9%
GA Atlanta Airport Facilities Revenue,
  Series A,
    6.500%     01/01/07 (d)                                  1,000         1,134
HI State Airport System Revenue,
  Series 2,
    6.750%     07/01/21                                        250           268

                     Investment Portfolio/November 30, 1995

--------------------------------------------------------------------------------
 IL Chicago O'Hare International Airport
  Special Facility, International Terminal,
    6.750%     01/01/12 (a)                   $                300       $   323
 IL Regional Transportation Authority,
  Series C,
    7.750%     06/01/20                                      5,000         6,500
 NV Clark County Airport Improvements,
  McCarren International Airport Las Vegas:
   Series A,
    7.500%     06/01/07 (d)                                    350           428
   Series 1988,
    8.250%     07/01/15                                      3,500         3,867
 OR Portland International Airport,
  Series  Seven-B,
    7.100%     07/01/21                                      1,000         1,108
 PA Allegheny County Airport,
  Greater Pittsburgh International:
   Series 1988-C,
    8.250%     01/01/16                                      3,250         3,530
   Series 1992-B,
    6.625%     01/01/22                                      1,000         1,059
 TX Dallas-Fort Worth Regional Airport,
  Series A,
    7.375%     11/01/11                                      1,380         1,599
 TX Houston Airport System Revenue,
  Series A,
    6.750%     07/01/21                                        200           214
                                                                         -------
                                                                          20,030
                                                                         -------

 TURNPIKES/TOLL ROADS/BRIDGES - 0.3%
 KY State Turnpike Authority, Economic
  Development Road Revitalization Projects,
   Series 1993,
    5.500%     07/01/09                                        500           515
 NY Triborough Bridge & Tunnel
  Authority, Series A,
    6.625%     01/01/17                                        250           268
 TX Harris County,
  Toll Road Revenue,
    6.500%     08/15/11                                        120           130
                                                                         -------
                                                                             913
                                                                         -------

--------------------------------------------------------------------------------
REFUNDED/ESCROW/SPECIAL OBLIGATIONS  (e) - 10.4%
 CA Alameda County, Certificates of Participation,
  Series 1985-1,
    7.250%     12/01/08 (a)                                  1,300         1,498
 CA East Bay Municipal Utilities District,
  Water System Subordinated,
   Series 1990,
    7.500%     06/01/18                                      2,500         2,875

                     Investment Portfolio/November 30, 1995

--------------------------------------------------------------------------------
MUNICIPAL BONDS  - CONT.                                       PAR         VALUE
--------------------------------------------------------------------------------
REFUNDED/ESCROW/SPECIAL OBLIGATIONS - CONT.
 CA Los Angeles County Transport Commission
  Sales Tax, Metropolitan Train,
  Series 1991-A,
     6.750%     07/01/18                          $           1,000       $ 1,136
 CA University Revenues, 1989 Multiple
  Purpose Projects, Series 1991-B,
     6.750%     09/01/23                                      1,000         1,107
 IL Chicago, General Obligation,
  Central Public Library Project,
   Series 1988-C,
     6.850%     01/01/17                                      1,000         1,144
 IN Marion County Convention
  and Recreational Facilities Authority,
  Excise Taxes Lease Rental Series 1991-B,
     7.000%     06/01/21                                      1,000         1,141
 LA New Orleans International Airport
  General Purpose, Series 1987-A,
     8.875%     08/01/17                                      5,000         5,469
 MA Bay Transportation Authority:
  Certificates of Participation,
   Series 1990-A,
     7.650%     08/01/15                                      1,000         1,161
  General Transportation System,
   Series 1990-A,
     7.625%     03/01/15                                      2,000         2,292
 NY New York City Municipal Finance
  Authority Water and Sewer Systems,
  Series 1991-C,
     7.000%     06/15/16                                      1,500         1,716
 NY State Dormitory Authority,
  City University System, Series
  1990-F,
     7.500%     07/01/20                                      2,000         2,305
 NY State Medical Care Facilities
  Finance Agency, St. Luke's-Roosevelt
  Hospital Center, Series 1989-B,
     7.450%     02/15/29                                        500           570
 PA Pittsburgh Water & Sewer Authority,
  Series A,
     6.500%     09/01/14                                        270           303
 SC Charleston County, Certificate
  of Participation, Series 1991,
     7.100%     06/01/11                                      2,000         2,298
 TN Chattanooga-Hamilton County
  Series 1991-B, RIB (variable rate),
    10.923%     05/25/21                                      1,000         1,264

                     Investment Portfolio/November 30, 1995

--------------------------------------------------------------------------------
 TX Coastal Water Authority,
 Water Conveyance System, Series 1991,
        6.250%     12/15/17                     $            1,750       $ 1,818
 TX Colorado River Municipal Water
 District, Water Transmission Facilities,
 Series 1991-A,
        6.625%     01/01/21                                    250           275
 UT State Municipal Cooperative Local
 Government, Series 1991,
        7.000%     06/01/16                                  1,750         1,984
                                                                         -------
                                                                          30,356
                                                                         -------

--------------------------------------------------------------------------------
SOLID WASTE - 1.0%
RESOURCE RECOVERY
FL Palm Beach County Solid Waste Authority,
Series 1984,
        8.375%     07/01/10                                  1,000         1,092
NJ Bergen County Utilities Authority,
Series A,
        6.250%     06/15/07 (d)                                230           253
SC Charleston County Solid Waste User Fee,
        6.500%     01/01/09 (a)                              1,405         1,546
                                                                         -------
                                                                           2,891
                                                                         -------

--------------------------------------------------------------------------------
STATE & COMMUNITY LEASE - 3.0%
IN State Office Building Commission,
Women's Prison, Series B,
        6.250%     07/01/16                                  8,000         8,710
                                                                         -------

--------------------------------------------------------------------------------
STUDENT LOAN - 1.2%
MA Education Loan Authority,
Issue D, Series 1991-A,
        7.250%     01/01/09                                    845           896
NM State Education Assistance
Foundation, Series A,
        6.700%     04/01/02 (d)                                235           248
PA State Higher Education Assistance
Student Loan RIB (variable rate), Series 1990-B,
       10.515%     03/01/20                                  2,000         2,250
                                                                         -------
                                                                           3,394
                                                                         -------

--------------------------------------------------------------------------------
TAX ALLOCATION - 1.6%
CA Los Angeles Community Redevelopment
Agency, Bunker Hill Project,
        6.500%     12/01/14                                  1,500         1,614


                                       13

                     Investment Portfolio/November 30, 1995


--------------------------------------------------------------------------------
MUNICIPAL BONDS  - CONT.                                       PAR         VALUE
--------------------------------------------------------------------------------
TAX ALLOCATION - CONT.
NY State Local Government Assistance
Corp., Series 1993-E,
           5.000%     04/01/21                $              3,175       $ 2,969
                                                                         -------
                                                                           4,583
                                                                         -------

--------------------------------------------------------------------------------
TRANSPORTATION - 2.5%
DC Metropolitan Area Transit Authority,
           6.000%     07/01/10                               1,000         1,076
 MA Massachusetts Bay Transportation
 Authority, Series B,
           5.375%     03/01/25                               5,000         4,850
 MA State Port Authority,
           7.500%     07/01/20                               1,000         1,120
 SC State Port Authority, Series 1991,
           6.500%     07/01/06 (a)                             250           271
                                                                         -------
                                                                           7,317
                                                                         -------

--------------------------------------------------------------------------------
UTILITY - 20.0%
INVESTOR OWNED - 0.8%
DE State Economic Development Authority,
New Castle County Gas System,
Series 1991-C,
           7.150%     07/01/21                               1,000         1,111
MI St. Clair County Economic
Development Corp., Detroit Edison Co.,
Series 1993-AA,
           6.400%     08/01/24                               1,000         1,089
                                                                         -------
                                                                           2,200
                                                                         -------

JOINT POWER AUTHORITY - 5.2%
MN Southern Minnesota Municipal
Power Agency, Series A,
           (c)        01/01/24                              21,000         4,462
TX State Municipal Power Agency:
           (c)        09/01/10                               5,000         2,256
           (c)        09/01/12                               3,000         1,193
           (c)        09/01/15                               8,975         2,962
UT State Municipal Power Agency
Electric Systems, Series 1993-A,
           5.250%     07/01/18                               3,000         2,880
WA Snohomish County Public Utilities, 1993,
           5.500%     01/01/20                               1,500         1,476
                                                                         -------
                                                                          15,229
                                                                         -------

MUNICIPAL ELECTRIC - 14.0%
AK Anchorage Electric Utilities Revenue,
           8.000%     12/01/09                              1,000         1,262


                                       14

                     Investment Portfolio/November 30, 1995


--------------------------------------------------------------------------------
 CA Northern California Power Agency,
  Hydroelectric Project No. 1,
   Series 1992-A,
    5.500%     07/01/23                        $             3,000       $ 2,962
 GA Municipal Electrical Authority,
  Special Obligation, Project One,
  Fifth Cross,
    6.400%     01/01/13                                      1,000         1,115
 IN State Development Finance Authority,
  PSI-Energy Inc., Series B,
    5.750%     02/15/28                                      5,000         5,063
 NC Municipal Power Agency Number 1
  Catawba Electric Revenue Bonds,
   Series 1992,
    5.750%     01/01/15                                      3,000         3,030
 NV Clark County Pollution Control
  Nevada Power Company, Series 1992-B,
    6.600%     06/01/19                                      3,500         3,749
 NY New York State Power Authority
  General Purpose Bonds, Series V,
    7.875%     01/01/13                                      3,950         4,330
 SC Piedmont Municipal Power Agency,
  Series A,
    6.125%     01/01/07 (a)                                    500           552
 SC State Public  Service Authority:
  Series A,
    6.250%     01/01/22                                      3,500         3,675
  Series C,
    5.125%     01/01/32                                      5,000         4,650
 SD Heartland Consumers Power District,
    6.000%     01/01/09                                        300           317
 TX Austin Utilities System:
  Series A:
    5.750%     11/15/14                                      5,000         5,075
    7.000%     05/15/16                                      1,200         1,323
 TX State Municipal Power Agency,
       (c)        09/01/11                                   7,900         3,348
 WA Clark County Public Utilities
  District Number 001 Electric System,
    6.500%     01/01/11                                        200           212
 WA State Public Power Supply System,
  Nuclear Project No. 2, Series A,
    6.500%     07/01/05 (a)                                    200           219
                                                                         -------
                                                                          40,882
                                                                         -------

--------------------------------------------------------------------------------
WATER & SEWER - 10.8%
 FL Reedy Creek Improvement District,
 Series 1,
    5.000%     10/01/19                                      5,000         4,719

                     Investment Portfolio/November 30, 1995

--------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                   PAR             VALUE
--------------------------------------------------------------------------------
WATER & SEWER - CONT.
 FL Saint John's County Water and Sewer,
 Saint Augustine Shores System,
 Series 1991-A:
       (c)          06/01/13               $            2,600          $    994
       (c)          06/01/14                            1,500               540
 GA Fulton County Water and Sewer,
    6.375%       01/01/14                               6,000             6,765
 IL Kankakee Sewer, Series 1991,
    7.000%       05/01/16                               1,000             1,104
 MA Boston Water & Sewer Commission,
  Series A,
    5.250%       11/01/19                               3,465             3,378
 PA Philadelphia Water and Waste Water,
  Series 1993,
    5.250%       06/15/23                               1,150             1,098
 PA Pottstown Borough Authority Sewer,
  Guaranteed Sewer Revenue, Series 1991,
       (c)          11/01/16                            1,000               311
 VA Prince William County Services
  Authority,
    5.000%       07/01/21                               4,900             4,520
 VA Roanoke County Water System,
    5.000%       07/01/21                               3,500             3,277
 VA Virginia Beach Water and Sewer,
    5.125%       02/01/19                               4,880             4,648
                                                                       --------
                                                                         31,354
                                                                       --------
 TOTAL MUNICIPAL BONDS (cost of $260,124)                               284,787
                                                                       --------

OPTIONS - 0.0%                                         CONTRACTS
--------------------------------------------------------------------------------
 December 1995 Municipal Bond Puts:
  Strike price 113, expiration 12-19-95                 3,300                 1
  Strike price 115, expiration 12-19-95                 6,000                 3
                                                                       --------
 TOTAL OPTIONS (cost of $64)                                                  4
                                                                       --------
 TOTAL INVESTMENTS - 97.9% (cost of $260,188)(f)                        284,791
                                                                       --------

SHORT-TERM OBLIGATIONS - 2.4%                             PAR
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (g)
--------------------------------------------------------------------------------
 CA State Health Facilities Financing Authority,
  St. Francis Memorial Hospital, Series B,
    3.500%       11/01/19                               3,300             3,300
 MS Jackson County,
  Chevron USA, Inc. Project,
    3.650%       06/01/23                               2,800             2,800
 NY Triborough Bridge & Tunnel Authority,
    4.050%       01/01/24                               1,000             1,000
                                                                       --------
 TOTAL SHORT-TERM OBLIGATIONS                                             7,100
                                                                       --------

                     INVESTMENT PORTFOLIO/NOVEMBER 30, 1995

--------------------------------------------------------------------------------
 OTHER ASSETS & LIABILITIES, NET - (0.3)%                               $   (981)
--------------------------------------------------------------------------------
 NET ASSETS - 100.0%                                                    $290,910
                                                                        --------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a) These securities, or a portion thereof, with a total market value of $10,884, are being used to collateralize open futures contracts.

(b) This security has been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement time.

(c)  Zero coupon bond.

(d) These securities, or a portion thereof, with a total market value of $4,727, are being used to collateralize the delayed delivery purchase indicated in note (b) above.

(e) The Fund has been informed that the issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.

(f)  Cost for federal income tax purposes is $260,242.

(g) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 1995.

Short futures contracts open at November 30, 1995:

                   Par value                       Unrealized
                    covered         Expiration    depreciation
     Type         by contracts        month       at 11/30/95
--------------------------------------------------------------
Municipal bond       $7,500          December        $286
--------------------------------------------------------------

ACRONYM                            NAME
-------                   ----------------------
  RIB                     Residual Interest Bond

                        SUMMARY OF SECURITIES BY INSURER

                                                                          % of
          Insurer                                                      Net Assets
          -------                                                      ----------
Municipal Bond Insurance Agency                                           38.1
AMBAC Indemnity Corporation                                               27.3
Financial Guarantee Insurance Company                                     21.7
Uninsured Securities                                                       5.8
Financial Security Assurance                                               3.4
Capital Guarantee Insurance Company                                        1.6
Bond Investment Guarantee Insurance                                        1.4
Connie Lee Insurance Company                                               0.7
                                                                         -----
                                                                         100.0
                                                                         -----

See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                                NOVEMBER 30, 1995

(in thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $260,188)                                   $ 284,791
Short-term obligations                                                     7,100
                                                                       ---------
                                                                         291,891

Receivable for:

  Interest                                                  $5,154
  Fund shares sold                                             134
  Investments sold                                              31
  Other                                                         62         5,381
                                                            ------     ---------
    Total Assets                                                         297,272

LIABILITIES
Payable for:
  Investments purchased                                      4,246
  Distributions                                              1,167
  Fund shares repurchased                                      842
  Variation margin on futures                                   56
Accrued:
  Deferred Trustees fees                                         2
  Other                                                         49
                                                            ------
    Total Liabilities                                                      6,362
                                                                       ---------
NET ASSETS                                                             $ 290,910
                                                                       ---------
Net asset value & redemption price per share -
Class A ($240,894/28,750)                                              $    8.38
                                                                       ---------
Maximum offering price per share - Class A
($8.38/0.9525)                                                         $    8.80 (a)
                                                                       ---------
Net asset value & offering price per share -
Class B ($50,016/5,969)                                                $    8.38 (b)
                                                                       ---------
COMPOSITION OF NET ASSETS
Capital paid in                                                        $ 271,956
Undistributed net investment income                                          230
Accumulated net realized loss                                             (5,593)
Net unrealized appreciation (depreciation) on:
     Investments                                                          24,603
     Open futures contracts                                                 (286)
                                                                       ---------
                                                                       $ 290,910
                                                                       ---------

(a)  On sales of $50,000 or more the offering price is reduced.

(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 1995


(in thousands)

INVESTMENT INCOME
Interest                                                                 $17,529

EXPENSES
Management fee                                           $ 1,544
Service fee                                                  699
Distribution fee - Class B                                   364
Transfer agent                                               452
Bookkeeping fee                                              108
Trustees fee                                                  16
Custodian fee                                                 22
Audit fee                                                     38
Legal fee                                                      8
Registration fee                                              36
Reports to shareholders                                        6
Other                                                         18           3,311
                                                         -------         -------
       Net Investment Income                                              14,218
                                                                         -------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
Investments                                                5,745
Closed futures contracts                                  (4,926)
                                                         -------
      Net Realized Gain                                                      819
Net unrealized appreciation (depreciation)
during the period on:
Investments                                               30,813
Open futures contracts                                      (165)
                                                         -------
      Net Unrealized Gain                                                 30,648
                                                                         -------
            Net Gain                                                      31,467
                                                                         -------
Net Increase in Net Assets from Operations                               $45,685
                                                                         -------


See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                              Year ended
(in thousands)                                                November 30
                                                         ----------------------
INCREASE (DECREASE) IN NET ASSETS                          1995          1994
                                                         --------      --------
Operations:
Net investment income                                    $ 14,218      $ 14,576
Net realized gain (loss)                                      819        (2,726)
Net unrealized appreciation (depreciation)                 30,648       (30,613)
                                                         --------      --------
    Net Increase (Decrease) from Operations                45,685       (18,763)
Distributions:
From net investment income - Class A                      (12,225)      (12,079)
From net investment income - Class B                       (2,207)       (2,287)
                                                         --------      --------
                                                           31,253       (33,129)
                                                         --------      --------
Fund Share Transactions:
Receipts for shares sold - Class A                         20,382        23,583
Receipts for shares issued in the acquisition
 of Liberty Financial Insured Municipal Fund               42,751          --
Value of distributions reinvested - Class A                 6,971         6,917
Cost of shares repurchased - Class A                      (53,716)      (46,210)
                                                         --------      --------
                                                           16,388       (15,710)
                                                         --------      --------
Receipts for shares sold - Class B                          5,062        12,774
Value of distributions reinvested - Class B                 1,259         1,291
Cost of shares repurchased - Class B                       (7,762)       (8,161)
                                                         --------      --------
                                                           (1,441)        5,904
                                                         --------      --------
    Net Increase (Decrease) from
      Fund Share Transactions                              14,947        (9,806)
                                                         --------      --------
        Total Increase (Decrease)                          46,200       (42,935)

NET ASSETS
Beginning of period                                       244,710       287,645
                                                         --------      --------
End of period (including undistributed net
  investment income of $185 and $397,
  respectively)                                          $290,910      $244,710
                                                         --------      --------

NUMBER OF FUND SHARES

Sold - Class A                                              2,596         2,945
Issued in the acquisition of Liberty
 Financial Insured Municipal Fund                           5,319          --
Issued for distributions reinvested - Class A                 873           858
Repurchased - Class A                                      (6,739)       (5,793)
                                                         --------      --------
                                                            2,049        (1,990)
                                                         --------      --------
Sold - Class B                                                639         1,552
Issued for distributions reinvested - Class B                 158           161
Repurchased - Class B                                        (977)       (1,031)
                                                         --------      --------
                                                             (180)          682
                                                         --------      --------


See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                                NOVEMBER 30, 1995

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION: Colonial Tax-Exempt Insured Fund (the Fund), a series of Colonial Trust IV is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund may issue an unlimited number of shares. The Fund offers Class A shares sold with a front-end sales charge and Class B shares which are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements and conform to generally accepted accounting principles.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B distribution fee), realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount

                 NOTES TO FINANCIAL STATEMENTS/NOVEMBER 30, 1995
--------------------------------------------------------------------------------

NOTE 1. ACCOUNTING POLICIES - CONT.
is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each fund's pro rata portion of the combined average net assets of the Fund, Colonial Tax-Exempt Fund, and Colonial High Yield Municipal Fund as follows:

          Average Net Assets          Annual Fee Rate
          ------------------          ---------------
           First $1 billion                0.60%
           Next  $2 billion                0.55%
           Next  $1 billion                0.50%
           Over  $4 billion                0.45%

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE: Colonial Investors Service Center, Inc., (the Transfer Agent), an affiliate of the Adviser, provides shareholder services and receives a monthly fee equal to 0.14% annually of the Fund's average net assets and receives a reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. During the year ended November 30, 1995, the Fund has been advised that the Distributor retained net underwriting discounts of $26,560 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $161,047 on Class B share redemptions.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% of the average net assets attributable to Class B shares.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the the Fund's assets.

                 NOTES TO FINANCIAL STATEMENTS/NOVEMBER 30, 1995
--------------------------------------------------------------------------------

NOTE 3.  PORTFOLIO INFORMATION
INVESTMENT ACTIVITY: During the year ended November 30, 1995, purchases and sales of investments, other than short-term obligations were $86,678,150 and $122,752,195, respectively.

Unrealized appreciation (depreciation) at November 30, 1995, based on cost of investments for federal income tax purposes was:

   Gross unrealized appreciation                             $24,610,192
   Gross unrealized depreciation                                 (61,145)
                                                             -----------
           Net unrealized appreciation                       $24,549,047
                                                             -----------

CAPITAL LOSS CARRYFORWARDS: At November 30, 1995, capital loss carryforwards, available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

               Year of                     Capital loss
              expiration                   carryforward
              ----------                   ------------
                 1996                       $  414,000
                 1998                          180,000
                 2000                          171,000
                 2001                          982,000
                 2002                        3,313,000
                                            ----------
                                            $5,060,000
                                            ----------

Of the loss carryforwards expiring in 2001 and 2002, $982,000 and $620,000, respectively, were acquired in the merger with Liberty Financial Insured Municipal Fund. Their availability may be limited in a given year.

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: The Fund has greater than 10% of its net assets at November 30, 1995 invested in Massachusetts.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may invest in municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours or the temporary absence of a liquid market for either the

                 Notes to Financial Statements/November 30, 1995
--------------------------------------------------------------------------------

NOTE 3.  PORTFOLIO INFORMATION - CONT.
instruments or the underlying securities or (3) an innaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recognized in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 4.  MERGER INFORMATION
On March 24, 1995, Liberty Financial Insured Municipal Fund (LFIMF) was merged into the Fund by a non-taxable exchange of 5,318,858 Class A shares of the Fund (valued at $42,750,988) for the 4,080,498 of LFIMF shares then outstanding. The assets of LFIMF acquired included unrealized appreciation of $282,748. The aggregate net assets of the Fund and LFIMF immediately after the merger were $300,749,659.

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                              Year ended November 30
                                ---------------------------------------------------
                                         1995                         1994
                                Class A        Class B       Class A        Class B
                                --------       -------       --------       -------
Net asset value -
   Beginning of period          $  7.450       $ 7.450       $  8.420       $ 8.420
                                --------       -------       --------       -------
INCOME FROM
  INVESTMENT OPERATIONS:
Net investment income              0.418         0.359          0.439         0.378
Net realized and
unrealized gain (loss)             0.935         0.935         (0.977)       (0.977)
                                --------       -------       --------       -------
   Total from Investment
      Operations                   1.353         1.294         (0.538)       (0.599)
                                --------       -------       --------       -------
LESS DISTRIBUTIONS
  DECLARED TO SHAREHOLDERS:
From net
  investment income               (0.423)       (0.364)        (0.432)       (0.371)
                                --------       -------       --------       -------
Net asset value -
   End of period                $  8.380       $ 8.380       $  7.450       $ 7.450
                                --------       -------       --------       -------
Total return (a)                   18.55%        17.68%         (6.61)%       (7.31)%
                                --------       -------       --------       -------

RATIOS TO AVERAGE NET ASSETS
Expenses                            1.05% (b)     1.80% (b)      1.05%         1.80%
Net investment income               5.20% (b)     4.45% (b)      5.44%         4.69%
Portfolio turnover                    31%           31%            36%           36%
Net assets at end
of period (000)                 $240,894       $50,016       $198,909       $45,801

(a) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(b) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior year ratios are net of benefits received, if any.

--------------------------------------------------------------------------------
Federal income tax information (unaudited)
All of the distributions will be treated as exempt income for federal income tax purposes.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                        Year ended November 30
                                 ------------------------------------------------------------------
                                          1993                          1992                 1991
                                 Class A        Class B       Class A        Class B(a)    Class A
                                 --------       -------       --------       -------       --------
Net asset value -
   Beginning of period           $  8.080       $ 8.080       $  7.880       $ 7.910       $  7.660
                                 --------       -------       --------       -------       --------
INCOME FROM
  INVESTMENT OPERATIONS:
Net investment income               0.456         0.395          0.480         0.240          0.496
Net realized and
unrealized gain                     0.338         0.338          0.200         0.170          0.222
                                 --------       -------       --------       -------       --------
   Total from Investment
      Operations                    0.794         0.733          0.680         0.410          0.718
                                 --------       -------       --------       -------       --------
LESS DISTRIBUTIONS
  DECLARED TO SHAREHOLDERS:
From net
  investment income                (0.454)       (0.393)        (0.480)       (0.240)        (0.498)
                                 --------       -------       --------       -------       --------
Net asset value -
   End of period                 $  8.420       $ 8.420       $  8.080       $ 8.080       $  7.880
                                 --------       -------       --------       -------       --------
Total return (b)                    10.00%         9.20%          8.85%         5.23% (c)      9.66%
                                 --------       -------       --------       -------       --------

RATIOS TO AVERAGE NET ASSETS
Expenses                             1.07%         1.82%          1.10%         1.85% (d)      1.08%
Net investment income                5.44%         4.69%          5.97%         5.22% (d)      6.35%
Portfolio turnover                     12%           12%             7%            7%             8%
Net assets at end
of period (000)                  $241,610       $46,035       $217,782       $16,519       $189,483

(a) Class B shares were initially offered on May 5, 1992. Per share amounts reflect activity from that date.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)  Not annualized.

(d)  Annualized.

                        REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES OF COLONIAL TRUST IV AND THE SHAREHOLDERS OF
   COLONIAL TAX-EXEMPT INSURED FUND

     In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Tax-Exempt Insured Fund (a series of Colonial Trust IV) at November 30, 1995, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at November 30, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.




PRICE WATERHOUSE LLP
Boston, Massachusetts
January 12, 1996

                              SHAREHOLDER SERVICES
                            TO MAKE INVESTING EASIER

Colonial has one of the most extensive selections of shareholder services available. Your financial adviser can help you activate any of these services, or call Colonial directly at 1-800-345-6611.

AFFORDABLE ADDITIONAL INVESTMENTS: Add to your account with as little as $50; $25 for an IRA account.

FREE EXCHANGES(*): Exchange all or part of your account into the same share class of another Colonial fund, by phone or mail, as your needs change over time.

EASY ACCESS TO YOUR MONEY(*): Make withdrawals from your account by phone, by mail or, for certain funds, by check.

ONE-YEAR REINSTATEMENT PRIVILEGE: If you need access to your money, but then choose to return it to Colonial within one year, you can reinvest in any Colonial fund of the same share class without any penalty or sales charge.

FUNDAMATIC: Make periodic investments as low as $50 from your checking account to your Colonial account.

SYSTEMATIC WITHDRAWAL PLAN (SWP): Receive monthly, quarterly, or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th of each month.

AUTOMATED DOLLAR COST AVERAGING: Transfer money on a monthly basis from any Colonial fund with a balance of $5,000 into the same share class of up to four other Colonial funds. Minimum for each transfer is $100.

LOW COST IRAS: Choose from a broad range of retirement plans, including IRAs.



(*) Redemptions and exchanges are made at the next determined net asset value after the request is received by Colonial. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Investors who purchase Class B or Class D shares (for applicable funds), or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

                              HOW TO REACH COLONIAL
                               BY PHONE OR BY MAIL

BY TELEPHONE

Colonial Customer Connection - 1-800-345-6611
For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends, and capital gains information ........       press 1

For account information ..........................................       press 2

To speak to a Colonial representative ............................       press 3

For yield and total return information ...........................       press 4

For duplicate statements or new supply of checks .................       press 5

To order duplicate tax forms and year-end statements .............       press 6
(February through May)

To review your options at any time during your call ..............       press 7

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 am to 8:00 pm ET, and Saturdays from February through mid-April, 10:00 am to 2:00 pm ET.

COLONIAL TELEPHONE TRANSACTION DEPARTMENT - 1-800-422-3737

To purchase, exchange, or sell shares by telephone, call Monday to Friday, 9:00 am to 8:00 pm ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

COLONIAL LITERATURE DEPARTMENT - 1-800-248-2828

To request literature on any Colonial fund, call Monday to Friday, 8:30 am to 6:30 pm ET.

BY MAIL

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722

[COLONIAL MUTUAL FUNDS LOGO]
Mutual Funds for
Planned Portfolios

                                    TRUSTEES

ROBERT J. BIRNBAUM
Trustee (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Trustee (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Trustee (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Dean, College of Business and Management, University of Maryland (formerly Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C.S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Chairman of the Board, Hannaford Bros. Co. (formerly Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation



                   COLONIAL INVESTMENT SERVICES, INC. (C)1996
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750

                             TI-02/487B-1195 (1/96)